Nature of Operations and Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 USD ($)
Number of operating segments | item	1
Accounts Receivable and Net investment in sales-type leases
Allowance for doubtful accounts receivable	$ 1,110	$ 1,160
Allowance for doubtful accounts due to investment in sales-type leases	1,689	1,575
Inventories
Inventory write-downs for obsolescence and excess inventories	8,600	6,300
Other Intangible Assets
Impairment of Intangible Assets (Excluding Goodwill)	2,200	2,200	$ 16,900
Advertising costs	15,900	14,200	19,400
Retirement Plans and Employee Rights Upon Termination
Severance pay liabilities	4,000	3,900
Deposit in insurance policies and pension funds	3,100	3,000
Severance expenses	4,100	3,100	3,000
401(k) Plan contributions	$ 3,200	$ 3,700	$ 3,800
Research and Development Costs
Maximum additional tax rate on distribution of dividends	10.00%
Settlement percentage	50.00%
Vesting period	4 years
Stock-Based Compensation
Expected dividend rate (as a percent)	0.00%
Business Combinations
Increase in retained earnings	$ 1,400			$ 2,100
Right-of-use assets and lease liabilities
Minimum [Member]
Lease liabilities	24,000
Maximum [Member]
Lease liabilities	$ 28,000